Third Party Lease Commitments	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Third Party Lease Commitments

NOTE 14. THIRD PARTY LEASE COMMITMENTS

Rental Income— We act as a lessor and lease properties we own to third parties, which are primarily operated as restaurants. These leases are accounted for as operating leases and mature on various dates through 2096. The leases provide for minimum and contingent rental income based on a percentage of the lessee’s annual sales in excess of stipulated amounts.

As of December 31, 2016, approximate future minimum rental income to be received under non-cancelable operating leases, in excess of one-year, is as follows:

Year ending December 31,	Operating lease income
(in thousands)
2017	$4,450
2018	4,066
2019	3,859
2020	3,522
2021	3,102
Thereafter	3,664
$22,663

For the year ended December 31, 2016, total rental revenue was approximately $4.0 million, of which $0.5 million related to contingent rents. For the year ended December 31, 2015, total rental revenue was approximately $3.8 million, of which $0.4 million related to contingent rents. For the year ended December 31, 2014, total rental revenue was approximately $4.2 million, of which $0.4 million related to contingent rents. Rental revenue is included within other hotel revenues in the accompanying consolidated statement of operations.

Rental Expense— We maintain ground lease arrangements with third parties for certain hotel properties that contain contingent rent provisions based upon the respective hotel’s revenues. Many of these lease agreements contain renewal options at fair market value at the conclusion of the initial lease terms. The leases extend for varying periods through 2096.

Year ending December 31,	Operating ground lease commitments
(in thousands)
2017	$4,637
2018	4,448
2019	4,448
2020	4,413
2021	4,453
Thereafter	104,210
$126,609

For the year ended December 31, 2016, total rent expense for ground leases included in other lodging and operating expenses was approximately $6.4 million, of which $0.7 million related to contingent rents. For the year ended December 31, 2015, total rent expense was approximately $6.1 million, of which $0.7 million related to contingent rents. For the year ended December 31, 2014, total rent expense was approximately $5.2 million, of which $0.5 million related to contingent rents.